SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements except the following.

On February 5, 2026 and April 27, 2026, the Company filed two prospectus supplements to amend the prospectus supplement (the “ATM Prospectus Supplements”) and its accompanying base prospectus included in the New F-3 Registration Statement to increase the maximum amount of ordinary shares that the Company was eligible to sell pursuant to the ATM Agreement and ATM Amendment No.1 due to the offering limits set forth under General Instruction 1.B.5 of Form F-3. As a result of those limits, the aggregate amount available for sale by the Company was approximately $7,922,577 and $14,171,399, respectively, as of February 5, 2026 and April 27, 2026.

SUPPLEMENTARY INFORMATION FOR OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED)

The following supplemental unaudited information regarding the Company’s oil and gas activities is presented pursuant to the disclosure requirements of ASC 932. All oil and gas operations are located in Indonesia.

All of the Company’s operations are directly related to oil and natural gas producing activities from the Kruh Block in Indonesia.

Capitalized Costs Relating to Oil and Gas Producing Activities

	As of December 31,
	2025	2024	2023
Proved properties
Mineral interests	$15,084,658	$15,084,658	$15,084,658
Wells, equipment and facilities	16,944,843	16,722,492	13,907,363
Total proved properties	32,029,501	31,807,150	28,992,021

Unproved properties
Mineral interests	1,224,667	1,224,668	1,155,439
Uncompleted wells, equipment and facilities	-	-	-
Total unproved properties	1,224,667	1,224,668	1,155,439

Less accumulated depletion and impairment	(22,994,164)	(22,424,472)	(21,880,397)
Net Capitalized Costs	$10,260,004	$10,607,346	$8,267,063

Costs Incurred in Oil and Gas Property Exploration, and Development

Amounts reported as costs incurred include both capitalized costs for exploration and development activities and costs charged to expense for normal maintenance operational activities under TAC and KSO of Kruh Block. Exploration costs presented below include the costs of drilling and equipping successful and unsuccessful exploration wells during the year, geological and geophysical expenses, and the costs of retaining undeveloped leaseholds. Development costs include the costs of drilling and equipping development wells, and construction of related production facilities.

	Years Ended December 31,
	2025	2024	2023
GWN (Kruh)
Exploration	$-	$-	$-
Development	222,353	2,815,127	251,542
	$222,353	$2,815,127	$251,542
CNE (Citarum)
Exploration	$-	$-	$-
Development	-	69,229	3,635
	$-	$69,229	$3,635
GWN (Rangkas)
Exploration	$-	$-	$-
Development	-	-	-
	$-	$-	$-
Total Costs Incurred in Oil and Gas Property Exploration, and Development	$222,353	$2,884,356	$255,177

Results of Operations from Oil and Gas Producing Activities

Results of operations for producing activities consist of all activities within the operating reporting segment. Revenues are generated from entitlement of oil and gas property – Kruh Block Proven and profit sharing of the sale of the crude oil under the KSO. Production costs are costs to operate and maintain the Company’s wells, related equipment, and supporting facilities used in oil and gas operations, including expenditures made and obligations incurred in the exploration, development, extraction, production, transportation, marketing, abandonment and site restoration; and production-related general and administrative expense. The results of operations exclude general office overhead and interest expense attributable to oil and gas activities.

	Years Ended December 31,
	2025	2024	2023
Oil and gas revenues	$2,012,543	$2,667,508	$3,525,454
Production costs	(2,577,483)	(2,764,958)	(2,943,173)
Depletion, depreciation, and amortization	(559,925)	(665,187)	(702,217)
Result of oil and gas producing operations before income taxes	$(1,124,865)	$(762,637)	$(119,936)
Provision for income taxes	-	-	-
Results of oil and gas producing operations	$(1,124,865)	$(762,637)	$(119,936)

Proved Reserves the Company Expects to Lift in Kruh Block

The Company’s proved oil reserves have not been estimated or reviewed by independent petroleum engineers. The estimate of the proved reserves for the Kruh Block was prepared by IEC representatives, a team consisting of engineering, geological and geophysical staff based on the definitions and disclosure guidelines of the United States Securities and Exchange Commission contained in Title 17, Code of Federal Regulations, Modernization of Oil and Gas Reporting, Final Rule released January 14, 2009 in the Federal Register (SEC regulations).

The Company’s estimates of the proven reserves are made using available geological and reservoir data as well as production performance data. These estimates are reviewed annually by internal reservoir engineers, and Pertamina, and revised as warranted by additional data. Revisions are due to changes in, among other things, development plans, reservoir performance, the KSO effective period and governmental restrictions.

Kruh Block’s general manager, Mr. Denny Radjawane, and the Company’s Chief Technology Officer, Mr. Charlie Wu, have reviewed the reserves estimate to ensure compliance to SEC guidelines for (1) the appropriateness of the methodologies employed; (2) the adequacy and quality of the data relied upon; (3) the depth and thoroughness of the reserves estimation process; (4) the classification of reserves appropriate to the relevant definitions used; and (5) the reasonableness of the estimated reserve quantities. The estimate of reserves was also reviewed by the Company’s Chief Operating Officer and Chief Executive Officer.

The table below shows the individual qualifications of the Company’s internal team that prepares the reserves estimation:

			Total
Reserve	University		professional	Field of professional experience (years)
Estimation Team	degree major	Degree level	experience (years)	Drilling & Production	Petroleum Engineering	Production Geology	Reserve Estimation
Charlie Wu	Geosciences	Ph.D.	47	12		35	24
Frans Watimena	Petroleum Engineering	M.S.	36	21	15		6
Denny Radjawane	Geophysics	M.S.	34	12		22	16
Fransiska Sitinjak	Petroleum Engineering	M.S.	21	6	15		10
Yudhi Setiawan	Geology	B.S.	22	16	2	4	2
Oni Syahrial	Geology	B.S.	18	2		16	10
Juan Chandra	Geology	B.S.	19	2		17	11

*	The individuals from the reserves estimation team are member of at least one of the following professional associations: American Association of Petroleum Geologists (AAPG), Indonesian Association of Geophysicist (HAGI), Indonesian Association of Geologists (IAGI), Society of Petroleum Engineers (SPE), Society of Indonesian Petroleum Engineers (IATMI) and Indonesian Petroleum Association (IPA).

In the “cost recovery” system of a KSO, under which Kruh Block operates or will operate, the production share and net reserves entitlement to the Company reduces in periods of higher oil price and increases in periods of lower oil price. This means that the estimated net proved reserves quantities are subject to oil price related volatility due to the method in which the revenue is derived throughout the contract period. Therefore, the net proved reserves are estimated based on the revenue generated by the Company according to the KSO economic model.

As of December 31, 2025 and 2024, the Company estimates that it will be entitled to approximately 81.66% and 76.67% of the revenues from the sales of the crude oil produced throughout the operatorship in Kruh Block. The estimates are based on the extension of the Kruh Block operatorship to September 2035 for both 2025 and 2024 models, and the cost recovery balance reset to nil in May 2020.

Following the confirmation of the Kruh Block extension, the Company approved a development plan for a drilling program of 18 Proved Undeveloped Reserves (or PUD) wells, according to the schedule below:

	Unit\Year	2026	2027	2028	2029	2030	Total
Planned PUD wells	Gross well	2	4	4	4	4	18
Future wells costs (1)	US$	4,000,000	8,000,000	8,000,000	6,000,000	6,000,000	32,000,000
Costs already paid	US$	-	-	-	-	-	-
Total gross PUD added	Bbls	397,895	739,504	722,315	560,528	515,360	2,917,602
Total net PUD added	Bbls	310,232	603,899	589,862	457,742	420,857	2,382,592

(1)	Future wells costs are the capital expenditures associated with the new wells costs and do not include other capital expenditures such as production facilities.

The fiscal 2025 and 2024 proved developed and undeveloped reserves are summarized in the tables below:

	Crude Oil (Bbls) as of December 31,
	2025	Note	2024	Note
Total Proved Developed (PDP) and Undeveloped Reserves (PUD)
Beginning of the period	3,298,961		3,144,659
Revisions of previous estimates	(127,774)	(a)	207,569	(1)
Decreased recovery	7,997	(b)	(7,980)	(2)
Purchase of minerals in place	-		-
Extensions and discoveries	-		-
Production	(38,973)	(c)	(45,287)	(3)
Sale of minerals in place	-		-
End of the period	3,140,211		3,298,961
Net Proved Developed Reserves (PDP) and Undeveloped Reserves (PUD)
Beginning of the period	2,529,183		2,332,183
Revisions of previous estimates	60,493	(d)	237,838	(4)
Improved recovery	6,531	(e)	(6,118)	(5)
Purchase of minerals in place	-		-
Extensions and discoveries	-		-
Production	(31,826)	(f)	(34,720)	(6)
Sale of minerals in place	-		-
End of the period	2,564,380		2,529,183
Total Proved developed reserves (PDP)
Beginning of the period	163,779		335,191
Revisions of previous estimates	89,806	(g)	(118,145)	(7)
Improved recovery	7,997	(h)	(7,980)	(8)
Purchase of minerals in place			-
Extensions and discoveries			-
Production	(38,973)	(i)	(45,287)	(9)
Sale of minerals in place			-
End of the period	222,609		163,779
Total Proved undeveloped reserves (PUD)
Beginning of the period	3,135,182		2,809,468
Revisions of previous estimates	(217,580)	(j)	325,714	(10)
Improved recovery	-		-
Purchase of minerals in place	-		-
Extensions and discoveries		(k)	-
Production		(l)	-
Sale of minerals in place			-
End of the period	2,917,602		3,135,182
Net Proved developed reserves (PDP)
Beginning of the period	125,563		248,589
Revisions of previous estimates	81,521	(m)	(82,188)	(11)
Improved recovery	6,531		(6,118)
Purchase of minerals in place	-		-
Extensions and discoveries	-	(n)	-
Production	(31,826)	(o)	(34,720)	(12)
Sale of minerals in place	-		-
End of the period	181,789		125,563
Net Proved undeveloped reserves (PUD)
Beginning of the period	2,403,620		2,083,594
Revisions of previous estimates	(21,028)	(p)	320,026	(13)
Improved recovery	-		-
Purchase of minerals in place	-		-
Extensions and discoveries	-	(q)	-
Production	-	(r)	-	(14)
Sale of minerals in place	-		-
End of the period	2,382,592		2,403,620

(a)	The revision of previous estimates in the amount of (127,774) bbls refers to the sum of 1) revision of previous PDP reserves estimates of 89,806 bbls (note g) and 2) revision of previous PUD reserves estimate of (217,580) bbls (note j);

(b)	The improved recovery amount of 7,997 bbls refers to the sum of 1) improved recovery of previous PDP reserves estimates of 7,997 bbls (note h) and 2) improved recovery of PUD reserves estimate of 0 bbls;

(c)	The production in the amount of 38,973 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 38,973 bbls (note i) and 2) PUD reserves production in the amount of 0 bbls (note l) in the Kruh Block;

(d)	The revisions of previous estimates of 60,493 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of 81,521 bbls (note m), and 2) net PUD reserves revision of previous estimates in the amount of (21,028) bbls (note p);

(e)	The Improved recovery in the amount of 6,531 bbls refers to the net share 81.66% of crude oil production variation of 7,997 bbls (note b) as a result of rescheduling of drilling program;

(f)	The net PDP and PUD production of 31,826 bbls refers to the sum of the net PDP production in the amount of 31,826 bbls (note o) and net PUD production in the amount of 0 bbls (note r);

(g)	The revisions of previous estimate in the amount of 89,806 bbls refers to the total gross amount of PDP reserves variation of 222,609 bbls in 2025 compared to previous estimates of 132,803 bbls (prediction in previous year’s model) for Kruh Block in 2024 as a result of rescheduling of drilling program and reserves revision;

(h)	The improved recovery amount of 7,997 bbls refers to the amount variation of crude oil production of 38,973 bbls (note i) in 2025 compared to previous estimates of 30,976 bbls (prediction in previous year’s model) for Kruh Block in 2024 as a result of rescheduling of drilling program and reserves revision;

(i)	The PDP production in the amount of 38,973 bbls refers to the gross amount of PDP reserves produced in 2025;

(j)	The revisions of previous estimates in the amount of (217,580) bbls refers to the total gross amount of PUD reserves variation between the 2,917,602 bbls in 2025 and 3,135,182 bbls in 2024 during the same period to 2035

(k)	No new drilling in 2025 resulted in zero extensions and discoveries.

(l)	The PUD production in the amount of bbls refers to no PUD reserves converted to production in 2025;

(m)	The revision of previous estimates of net PDP reserves in the amount of 81,521 bbls refers to the sum of 1) net share difference 81.66% in 2025 as compared to 76.67% in 2024 of the beginning total PDP reserves in the amount of 163,779 bbls and 2) net share 81.66% of revision of previous estimates of total PDP reserves estimates in the amount of 89,806 bbls (note g);

(n)	No new drilling in 2025 resulted in zero extensions and discoveries.

(o)	The net PDP production in the amount of 31,826 bbls refers to the net share 81.66% of gross amount of 38,973 bbls (note i) PDP reserves produced in 2025;

(p)	The revision of previous estimates of net PUD reserves in the amount of (21,028) bbls refers to the sum of 1) net share difference 81.66% in 2025 as compared to 76.67% in 2024 of the beginning total PUD reserves in the amount of 3,135,182 bbls, and 2) net share 81.66% of revision of previous estimates of total PUD reserves estimates in the amount of (217,580) bbls (note j);

(q)	No new drilling in 2025 resulted in zero extensions and discoveries.

(r)	The net PUD production in the amount of 0 bbls reflects the net PUD reserves converted to production in 2025;

(1)	The revision of previous estimates in the amount of 207,569 bbls refers to the sum of 1) revision of previous PDP reserves estimates of (118,145) bbls (Note 7) and 2) revision of previous PUD reserves estimate of 325,714 bbls (note 10);

(2)	The improved recovery amount of (7,980) bbls refers to the sum of 1) improved recovery of PDP reserves estimates of (7,980) bbls (note 8) and 2) improved recovery of PDP reserves estimate of 0 bbls;

(3)	The production in the amount of 45,287 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 45,287 bbls (note 9) and 2) PUD reserves production in the amount of bbls in the Kruh Block;

(4)	The revisions of previous estimates of 237,838 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of (82,188) bbls (note 11), and 2) net PUD reserves revision of previous estimates in the amount of 320,026 bbls (note 13);

(5)	The Improved recovery in the amount of (6,118) bbls refers to the net share 76.67% of crude oil production change of (7,980) bbls (note 2) as a result of rescheduling of drilling program;

(6)	The net PDP and PUD production of 34,720 bbls refers to the sum of the net PDP production in the amount of 34,720 bbls (note 12) and net PUD production in the amount of 0 bbls (note 14);

(7)	The revisions of previous estimate in the amount of (118,145) bbls refers to the total gross amount of PDP reserves variation of 163,779 bbls in 2024 compared to previous estimates of 281,925 bbls (prediction in previous year’s model) for Kruh Block in 2023 from the same period from 2025 to 2035 as a result of rescheduling of drilling program and reserves revision;

(8)	The improved recovery amount of (7,980) bbls refers to the amount variation of crude oil production of 45,287 bbls (note 9) in 2024 compared to previous estimates of 53,267 bbls (prediction in previous year’s model) for Kruh Block in 2023 as a result of rescheduling of drilling program and reserves revision;

(9)	The PDP production in the amount of 45,287 bbls refers to the gross amount of PDP reserves produced in 2024;

(10)	The revisions of previous estimates in the amount of 325,714 bbls refers to the total gross amount of PUD reserves variation from the 2,809,468 bbls in 2023 to 3,135,182 bbls in 2024 during the same period to 2035 because of the additional 4 wells that plan to drill

(11)	The revision of previous estimates of net PDP reserves in the amount of (82,188) bbls refers to the sum of 1) net share difference 76.67% in 2024 as compared to 74.16% in 2023 of the beginning total PDP reserves in the amount of 335,191 bbls and 2) net share 76.67% of revision of previous estimates of total PDP reserves estimates in the amount of (118,145) bbls (note g);

(12)	The net PDP production in the amount of 34,720 bbls refers to the net share 76.67% of gross amount of 45,287 bbls (note 9) PDP reserves produced in 2024;

(13)	The revision of previous estimates of net PUD reserves in the amount of 320,026 bbls refers to the sum of 1) net share difference 76.67% in 2024 as compared to 74.16% in 2023 of the beginning total PUD reserves in the amount of 2,809,468 bbls, and 2) net share 76.67% of revision of previous estimates of total PUD reserves estimates in the amount of 325,714 bbls ( note 10);

(14)	The net PUD production in the amount of 0 bbls reflects the net PUD reserves converted to production in 2024;

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves

The following information is based on the Company’s best estimate of the required data for the Standardized Measure of Discounted Future Net Cash Flows as of December 31, 2025 and 2024, respectively, in accordance with SFAS No. 69, “Disclosures About Oil and Gas Producing Activities” which requires the use of a 10% discount rate. This information is not the fair market value, nor does it represent the expected present value of future cash flows of the Company’s proved oil and gas reserves.

	As of December 31,
	2025	2024
Future cash inflows	$168,005,410	$193,436,136
Future production costs (1)	(98,181,151)	(105,954,239)
Future development costs	(38,402,500)	(37,252,500)
Future income tax expenses	(9,786,354)	(16,528,696)
Future net cash flows	$21,635,405	$33,700,701
10% annual discount for estimated timing of cash flows	(10,940,526)	(16,319,939)
Standardized measure of discounted future net cash flows at the end of the year	$10,694,879	$17,380,762

(1)	Production costs include oil and gas operations expense, production ad valorem taxes, transportation costs and general and administrative expense supporting the Company’s oil and gas operations.

Future cash inflows are computed by applying the ICP previous 12 months average monthly price, to year-end quantities of proved reserves. ICP is determined by the Directorate General of Oil and Gas (“DGOG”) of The Ministry of Energy and Mineral Resources of Indonesia (“MEMR”) on a monthly basis and presented as the monthly price of the crude oil according to the region where the oil is produced. The discounted future cash flow estimates do not include the effects of the Company’s derivative instruments, if any. See the following table for average prices.

	Years ended December 31,
	2025	2024	2023
Average crude oil price per Bbl	$65.52	$76.48	$77.61

Future production and development costs, which include abandonment and site restoration expense, are computed by estimating the expenditures to be incurred in developing and producing the Company’s proved crude oil reserves at the end of the year, based on year-end costs, and assuming continuation of existing economic conditions.

Sources of Changes in Discounted Future Net Cash Flows

Principal changes in the aggregate standardized measure of discounted future net cash flows attributable to the Company’s proved crude oil and natural gas reserves at year end are set forth in the table below.

	Year ended December 31,
	2025	2024	2023
Standardized measure of discounted future net cash flows at the beginning of the year	$17,380,762	$15,616,090	$8,233,330
Extensions, discoveries and improved recovery, less related costs		-	500,000
Revisions of previous quantity estimates	153,937	7,986,113	40,409,025
Changes in estimated future development costs	(1,202,372)	(9,776,094)	(584,751)
Purchases (sales) of minerals in place		-	-
Net changes in prices and production costs	(17,458,921)	(1,709,876)	(6,345,840)
Accretion of discount	5,379,413	1,998,213	(13,627,415)
Sales of oil and gas produced, net of production costs	(352,665)	(634,058)	(2,643,773)
Development costs incurred during the period	52,372	2,391,094	121,822
Change in timing of estimated future production and other		-	-
Net change in income taxes	6,742,342	1,509,280	(10,446,308)
Standardized measure of discounted future net cash flows at the end of the year	$10,694,879	$17,380,762	$15,616,090